As filed with the Securities and Exchange Commission on March 02, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

3D Printing and Technology Fund

A Series of Outlook Funds Trust

Annual Report
December 31, 2014

3D PRINTING AND TECHNOLOGY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2014

Dear Shareholder,

This is 3D Printing and Technology Fund’s (the “Fund”) first annual shareholder letter, but it is not at all our first communiqué.  We urge all shareholders to sign up for our email newsletter that is distributed regularly on a quarterly basis.  We also provide mid-quarter email newsletter updates as we see fit.  One can sign up for the email newsletter on the Fund’s website (http://www.3dpfund.com/email-signup/), or by emailing a request to info@3dpfund.com.

2014 was a difficult year for stock performance of 3D printing focused companies.  3D Printing and Technology Fund launched January 28, 2014.  Since inception, the Fund’s Institutional Class (TDPIX) performance for 2014 was -24.10%.  In that same period the S&P 500 Index® (the Fund’s benchmark) returned 17.13%.

In our most recent email newsletter (dated January 14, 2015) we discussed the Fund’s performance in the markets:

It is important to consider that stock price is not indicative of a company’s operating results, but rather is a reflection of market expectations for said company’s future performance. Heading into 2014 market expectations for pure-play 3D printing companies were highly inflated. Despite significant revenue growth across the board, 2014 was not a good year for pure-play 3D printing stock performance. In turn, 3D Printing and Technology Fund’s performance languished.

We understand and share in any frustration with returns thus far. That said, our investment strategy has always been and continues to be long-term, as we feel 3D printing is at the forefront of a manufacturing revolution. We launched less than a year ago… and unfortunately the timing of the launch coincided closely with 3D printing stocks losing favor with traders.

3D printing stocks are a volatile group, and with that in mind we attempt to mitigate a bit of the volatility risk by investing in other, larger and more diversified technology companies, effectively providing exposure to, but not complete reliance upon, the 3D printing industry.

We are personally invested in the Fund, and we continue to add to our positions, as we believe in the future of 3D printing, and in our investment strategy's long-term efficacy.

As we note, the negative turn in market perception of 3D printing pure-play stocks certainly played a role in the Fund’s performance during 2014, a logical conclusion when considering that as of December 31, 2014, the Fund was composed of 49.93% pure-play 3D printing companies.

Another notable factor in the Fund’s 2014 performance was currency exposure.  As of December 31, 2014, Fund holdings were 43.87% foreign-based companies, including companies domiciled in nine foreign countries; Canada, Israel, Taiwan, Japan, Germany, Sweden, France, Belgium, and UK.  The Fund holds a significant amount of these assets in their respective home-country currencies, and 2014 was a historically strong year for the US dollar versus nearly every other major global currency.  As a result, currency depreciation versus the US dollar accounted for greater than 10% of the Fund’s unrealized losses in 2014 and impacted Net Asset Value by nearly 2%. 3D Printing and Technology Fund’s investment approach is fairly conservative, with a long-term outlook.  The process is almost exclusively buy and hold, with no exotic trading instruments (derivatives, futures, etc.) at all.  This approach also precludes any currency hedging, as we expect currency swings to even out over a number of years, ultimately rendering negligible the long-term effects of exchange rates.

We are by no means content with the Fund’s 2014 returns.  Yet, when compared with 2014 results of various 3D printing pure-play focused indices, one can see that we at least succeeded in our effort to mitigate pure-play 3D printing volatility risk by “investing in other, larger and more diversified technology companies, effectively providing exposure to, but not complete reliance upon, the 3D printing industry.”

Comparative Data	2014 Returns (since Fund inception, 1/28/2014)
TDPIX	-24.10%
Solactive 3D Printing Index	-41.28%
3DPS Index	-43.92%
STOXX Global 3D Printing Pure Play Index	-50.85%

1

3D PRINTING AND TECHNOLOGY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2014

Some of our best performers:*

Cimatron Ltd. (CIMT) is an Israeli provider of computer-aided design/computer aided manufacturing (CAD/CAM) software targeting customers in the automotive, aerospace, medical, consumer plastics, electronics, and other industries. The company sells directly as well as through distributors in Europe, Israel, the Far East, North America, and internationally.  Cimatron has exhibited a slow and steady growth model and chiseling a strong niche for itself that in recent years has become more and applicable to the 3D printing process.  In Q4 2014 the company agreed to a buyout offer from 3D Systems (DDD) at a premium of more than 40% compared to CIMT’s most recent closing price (11/21/2014) before the acquisition was announced.

Autodesk Inc. (ADSK) develops and distributes design software.   In addition to various CAD software offerings, Autodesk introduced its own line of Spark 3D printers in 2014, along with Ember, an open-sourced 3D printing software platform.  The company is in process of transferring from a perpetual license model to a subscription-based model.  Strong execution therein, and operational performance over 2014 appear to have bolstered its stock price.

Apple Inc. (AAPL) designs, manufactures, and markets mobile communication and media devices, personal computers, and portable digital music players worldwide. Apple introduced the iPhone 6 (amidst other updated offerings) and maintained impressive market leadership and pricing advantages, strengthening an already unparalleled balance sheet. These elements combined to reinvigorate investor confidence, and the stock gained back all of the value it lost in 2013, and then some.

3M Company (MMM) operates as a diversified technology company worldwide.  Divisions include Industrial, Safety and Graphics, Electronics and Energy, Health Care, and Consumer.  2014 results continued a long-standing track record of high-level execution and are perhaps reflected in a Price/Earnings ratio more than two points above the S&P 500 average.  Profits over its last four quarters are up 11% year over year, and Q3 2014 profits were up 18% year over year.

Our worst performers included:*

The ExOne Company (XONE) manufactures and sells three dimensional printing machines and printing products in the Americas, Europe, and Asia.  The negative turn in market sentiment towards 3D printing companies unquestionably hurt ExOne’s stock, but the company was also a victim of chunky revenues, meaning it relies on the sales of just a few printers for the vast majority of its revenues. Some sales were delayed due to an embargo on Russian business.  Other sales were pushed into 2015 due to various pipeline and operational minutia.  We believe 2015 will see the realization of the majority of these delayed sales, even if sales to Russia continue to be held up.

3D Systems Corporation (DDD) operates as a provider of 3D printing centric design-to-manufacturing solutions in the United States, Germany, the Asia-Pacific, and other European countries.  3D Systems has exhibited acquisitive tendencies and has brought a number of companies into the fold over the last couple years.  Integration has led to operational inefficiencies that have hurt the bottom line as well as the company’s ability to meet revenue expectations.  We are concerned about 3D Systems’ ability to streamline operations, but on the other hand the company is in an admirable position with an asset mix vast enough to allow it to be competitive with other players, both vertically and horizontally.  Operational execution is paramount to 3D Systems’ future success.

ARC Group Worldwide, Inc. (ARCW) is a leading global advanced manufacturer and 3D printing service provider, and is the world leader in metal injection molding.  ARC Group spotted the potential of 3D printing in manufacturing processes early and made some strong pivots in its business lines over the last two years in order to capitalize.  With a couple recent large (relative to its size) acquisitions under its belt, ARC Group effectively positioned itself to leverage emergent advanced manufacturing technologies, but simultaneously found itself overburdened by the financial and regulatory integration process.  A rather large hiccup in its Q3 2014 financial reporting coupled with a strain on its operating efficiencies to produce mistrust from investors about the company’s ability to follow through on its strategy.   We can’t be certain the worst is behind ARC Group, but we believe they’ve righted their ship.  ARC Group is one of our smaller positions and we think the upside potential worth the risk.

Rolls-Royce (RYCEY) provides integrated power solutions for customers in civil and defense aerospace, marine, and energy markets worldwide. It operates in five segments, Civil Aerospace, Defense Aerospace, Marine, Energy, and Power Systems. Rolls-Royce disappointed Wall Street in 2014 with flat profit and revenue growth, and its outlook was negatively effected by decreased governmental defense spending. Recent underperformance in its stock price has led to more reasonable pricing ratios.  We can’t be certain but we believe the company has enough financial leverage and diversified business lines in order to get its operations back in gear.
____________________________
* Portfolio composition is subject to change.

2

3D PRINTING AND TECHNOLOGY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2014

In 2012 and 2013 hyper-growth and capital raises for 3D printing companies were predominate themes in public markets.  In 2014, consolidation and strategic positioning dominated the 3D printing industry.  We believe 2015 will see continued consolidation and marketing, but that we will begin to see the fruits of these efforts in the form of increasing operating leverage and market penetration, a trend we forecast to continue and ramp up into 2016.

As to capital markets issuances, we again quote our Q4 2014 email newsletter:

2014 gave rise to some significant pure-play 3D printing Initial Public Offerings (IPOs), most notably Belgium’s Materialise (MTLS) and Germany’s SLM Solutions (AM3D-DE), and also including Graphene 3D Lab (GGG-CN) and Canada’s Tinkerine (TTD-CN).

We expect additional pure-play’s to go public in 2015, perhaps led by Ireland’s Mcor Technologies, as well as but not limited to EnvsionTEC (Germany) and ZMorph3D (Poland). We also believe US-based Shapeways might have an IPO in its future, quite possibly in 2015 or 2016.

Keep in mind, though we keep a keen eye on 3D printing pure-plays, our investment strategy approaches 3D printing as an ecosystem including 3D scanning, 3D software, 3D services, 3D materials, 3D projection/holography and 3D printing (hardware and technologies).

Big tech is indeed in the midst of assimilating with the 3D printing ecosystem.  Hewlett Packard (HPQ) will bring its 3D printing business to market later this year or early next year.  Intel (INTC) recently introduced a 3D scanning product.  Microsoft (MSFT) just debuted a 3D holographic platform equipped to work hand in hand with 3D printing.  Facebook (FB) acquired Oculus Rift in 2014, a virtual reality headset with inherent 3D implications.  Google (GOOGL) and Apple (AAPL) both filed patents in 2014 pointing to involvement in 3D technologies.

3D printing is coalescing with technologies such as advanced manufacturing, robotics and bionics, and influencing a multitude of industries, perhaps foremost medical and aerospace.  We posit that as 3D printing technologies improve (and we believe Moore’s Law is largely applicable here), manufacturing will realize economic efficiency at larger and larger production runs, thus impacting more and more industries.

We most sincerely appreciate your investment in the Fund and we continue to work hard on shareholders’ behalf, canvassing the globe for quality 3D printing investment opportunities.  We are always reachable at info@3dpfund.com to address any Fund-related questions or concerns.

        - Alan Meckler     - John Meckler
                    Portfolio Managers
        3D Printing and Technology Fund

3

3D PRINTING AND TECHNOLOGY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2014

IMPORTANT DISCLOSURES
The views expressed in this report reflect those of the Fund’s adviser as of the date this is written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment or tax advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested, and include technology risk, the risk of short product cycles and rapid obsolescence of products and services; manufacturing company risk, affected by supply and demand for their specific product; new industry risk and other equity securities risk.  A decline in the value of or default by a single security may have a greater negative effect than in a diversified portfolio. Investments in small and medium capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Foreign investments may be subject to the same risks as domestic investments and additional risks which include international trade, currency fluctuation, and political, regulatory and diplomatic risks. Foreign investments may also suffer from a lack of timely or reliable financial information. Emerging markets investments are subject to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Investments in American depositary receipt (ADRs), which are depositary receipts for foreign company stocks, are not themselves listed on a U.S. exchange. Other risks include, but are not limited to, preferred stock risk and convertible securities investment risk. There is no guarantee the Fund will achieve the investment objective. The Fund may not be suitable for all investors.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Solactive 3D Printing Index includes companies which have a current or future business focus on the 3D printing industry (both hardware and software). This Index is calculated as a total return index in USD. The 3DPSIndex™ is market capitalization-weighted to represent larger capitalization companies to a greater extent, and to reflect leadership changes within the industry as they occur. The STOXX Global 3D Printing Pure Play Index is designed to give a diversified representation of companies in this emerging and booming technology. One cannot invest directly in an index.

4

3D PRINTING AND TECHNOLOGY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2014

The following charts reflect the change in the value of a hypothetical $100,000 investment in Institutional Shares and $10,000 investment in Investor Shares, including reinvested dividends and distributions, in 3D Printing and Technology Fund (the “Fund”) compared with the performance of the primary benchmark, S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment.

Cumulative Total Return for Period Ended December 31, 2014	Since Inception(1/28/14)
Institutional Shares	-24.10%
S&P 500 Index	17.13%

5

3D PRINTING AND TECHNOLOGY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2014

Cumulative Total Return for Period Ended December 31, 2014	Since Inception(4/10/14)
Investor Shares	-8.59%
S&P 500 Index	13.98%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 330-6225. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 2.93% and 2.25% , respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses such that total operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) do not exceed 1.50% and 1.25% for Investor Shares and Institutional Shares, respectively through at least April 30, 2015. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of a class to exceed the expense cap in place at the time the fees were waived.The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

3D PRINTING AND TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

	Security
Shares	Description	Value
Common Stock - 87.7%
Basic Materials - 1.5%
12,500	Graphene 3D Lab, Inc. (a)	$11,512
950	Victrex PLC	30,828
		42,340
Consumer Discretionary - 1.1%
1,050	Honda Motor Co., Ltd., ADR	30,996

Healthcare - 13.1%
1,500	Align Technology, Inc. (a)	83,865
8,000	Ekso Bionics Holdings, Inc. (a)	10,880
3,300	Harvard Apparatus Regenerative Technology, Inc. (a)	10,494
425	Medtronic, Inc.	30,685
28,000	Organovo Holdings, Inc. (a)	203,000
1,050	Smith & Nephew PLC, ADR	38,577
		377,501
Industrials - 11.1%
185	3M Co.	30,399
8,400	Camtek, Ltd. (a)	25,284
3,800	General Electric Co.	96,026
1,450	Groupe Gorge	31,600
300	Lockheed Martin Corp.	57,771
425	Rolls-Royce Holdings PLC, ADR	28,556
460	Siemens AG, ADR	51,520
		321,156
Technology - 60.9%
5,000	3D Systems Corp. (a)	164,350
500	Adobe Systems, Inc. (a)	36,350
1,050	Aerovironment, Inc. (a)	28,612
4,400	Alphaform AG (a)	12,943
625	ANSYS, Inc. (a)	51,250
300	Apple, Inc.	33,114
2,350	ARC Group Worldwide, Inc. (a)	23,829
4,600	Arcam AB (a)	85,562
1,850	Autodesk, Inc. (a)	111,111
3,000	Cimatron, Ltd. (a)	26,490
1,675	Dassault Systemes, ADR	102,175
1,900	Exa Corp. (a)	22,382
900	FARO Technologies, Inc. (a)	56,412
66	Google, Inc., Class A (a)	35,024
2,350	Hewlett-Packard Co.	94,305
900	iRobot Corp. (a)	31,248
70,000	Kinpo Electronics (a)	32,561
10,600	Materialise NV, ADR (a)	100,912
2,500	Mensch und Maschine Software SE	19,089
1,250	Proto Labs, Inc. (a)	83,950
1,400	PTC, Inc. (a)	51,310
2,600	Renishaw PLC	79,426
80,000	Sigma Labs, Inc. (a)	5,360
3,600	SLM Solutions Group AG (a)	84,074
3,125	Stratasys, Ltd. (a)	259,719
3,800	The ExOne Co. (a)	63,840
45,000	Tinkerine Studios, Ltd. (a)	6,004
6,000	voxeljet AG, ADR (a)	48,720
		1,750,122

Total Common Stock
(Cost $2,909,869)		2,522,115
Money Market Funds - 12.4%
355,640	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% (b) (Cost $355,640)	355,640
Total Investments - 100.1%
(Cost $3,265,509)*		$2,877,755
Other Assets & Liabilities, Net – (0.1)%		(3,346)
Net Assets – 100.0%		$2,874,409

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

* Cost for federal income tax purposes is $3,268,607 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$114,180
Gross Unrealized Depreciation	(505,032)
Net Unrealized Depreciation	$(390,852)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,522,115
Level 2 - Other Significant Observable Inputs	355,640
Level 3 - Significant Unobservable Inputs	-
Total	$2,877,755

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	1.5%
Consumer Discretionary	1.1%
Healthcare	13.1%
Industrials	11.2%
Technology	60.8%
Money Market Funds	12.3%
100.0%

See Notes to Financial Statements.	7

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

ASSETS
Total investments, at value (Cost $3,265,509)	$2,877,755
Receivables:
Fund shares sold	13,171
Dividends	1,685
From investment adviser	5,863
Prepaid expenses	22,457
Deferred offering costs	16,517
Total Assets	2,937,448

LIABILITIES
Payables:
Investment securities purchased	26,530
Fund shares redeemed	2,300
Accrued Liabilities:
Fund services fees	9,955
Other expenses	24,254
Total Liabilities	63,039

NET ASSETS	$2,874,409

COMPONENTS OF NET ASSETS
Paid-in capital	$3,266,255
Accumulated net investment loss	(1,138)
Accumulated net realized loss	(2,978)
Net unrealized depreciation	(387,730)
NET ASSETS	$2,874,409

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	163,131
Investor Shares	216,389

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $1,237,992)	$7.59
Investor Shares (based on net assets of $1,636,417)	$7.56
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

See Notes to Financial Statements.	8

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2014*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $249)	$7,268
Total Investment Income	7,268

EXPENSES
Investment adviser fees	10,694
Fund services fees	158,293
Transfer agent fees:
Institutional Shares	6,253
Investor Shares	7,819
Distribution fees:
Investor Shares	1,298
Custodian fees	12,735
Registration fees:
Institutional Shares	1,602
Investor Shares	2,004
Professional fees	92,805
Trustees' fees and expenses	27,293
Organizational costs	62,228
Offering costs:
Institutional Shares	87,530
Investor Shares	62,973
Miscellaneous expenses	78,889
Total Expenses	612,416
Fees waived and expenses reimbursed	(593,297)
Net Expenses	19,119

NET INVESTMENT LOSS	(11,851)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,477
Foreign currency transactions	(203)
Net realized gain	3,274
Net change in unrealized appreciation (depreciation) on:
Investments	(387,754)
Foreign currency translations	24
Net change in unrealized appreciation (depreciation)	(387,730)
NET REALIZED AND UNREALIZED LOSS	(384,456)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(396,307)

* Commencement of operations was January 28, 2014.

See Notes to Financial Statements.	9

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF CHANGES IN NET ASSETS

January 28, 2014* through December 31, 2014
OPERATIONS
Net investment loss	$(11,851)
Net realized gain	3,274
Net change in unrealized appreciation (depreciation)	(387,730)
Decrease in Net Assets Resulting from Operations	(396,307)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,483,610
Investor Shares	1,982,196
Redemption of shares:
Institutional Shares	(99,125)
Investor Shares	(198,248)
Redemption fees	2,283
Increase in Net Assets from Capital Share Transactions	3,170,716
Increase in Net Assets	2,774,409

NET ASSETS
Beginning of Period	100,000
End of Period (Including line (a))	$2,874,409

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	164,517
Investor Shares	241,118
Redemption of shares:
Institutional Shares	(11,386)
Investor Shares	(24,729)
Increase in Shares	369,520

(a) Accumulated net investment loss	$(1,138)
* Commencement of operations.

See Notes to Financial Statements.	10

3D PRINTING AND TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	January 28, 2014 (a) through December 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.06)
Net realized and unrealized loss	(2.36)
Total from Investment Operations	(2.42)
REDEMPTION FEES (b)	0.01
NET ASSET VALUE, End of Period	$7.59
TOTAL RETURN	(24.10	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,238
Ratios to Average Net Assets:
Net investment loss	(0.74	)%(d)
Net expenses	1.25	%(d)
Gross expenses (e)	48.18	%(d)
PORTFOLIO TURNOVER RATE	10	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	11

3D PRINTING AND TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	April 10, 2014 (a) through December 31, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$8.27
INVESTMENT OPERATIONS
Net investment loss (b)	(0.06)
Net realized and unrealized loss	(0.66)
Total from Investment Operations	(0.72)
REDEMPTION FEES (b)	0.01
NET ASSET VALUE, End of Period	$7.56
TOTAL RETURN	(8.59	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,636
Ratios to Average Net Assets:
Net investment loss	(1.00	)%(d)
Net expenses	1.50	%(d)
Gross expenses (e)	33.82	%(d)
PORTFOLIO TURNOVER RATE	10	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Note 1. Organization

The 3D Printing and Technology Fund (the “Fund’) is a non-diversified series of Outlook Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 18, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund’s investment objective is to seek long term capital appreciation. Under its Trust instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. On January 21, 2014, the Fund was initially seeded through the sale of 10,000 shares of the Institutional Shares of the Fund at the initial net asset value per share price of $10 to Alan M. Meckler, President of 3D Printing Advisers, LLC and Principal Executive Officer and Trustee of the Trust. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on January 28, 2014 and April 10, 2014, respectively.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2014, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

13

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $167,020 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

14

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Note 3. Fees and Expenses

Investment Adviser – 3D Printing Advisers, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $3,000 for service to the Trust. The Chairman of the audit committee receives: (i) an additional $1,000 per month; and (ii) an additional $1,000 for each Valuation Committee meeting that requires his attendance (via telephone or in person) in his capacity as a member of the Valuation Committee. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses, and extraordinary expenses) of Institutional Shares to 1.25%, and Investor Shares to 1.50%, through at least April 30, 2015. For the period ended December 31, 2014, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$10,694	$557,269	$25,334	$593,297

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of December 31, 2014, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2014	$620,247	December 31, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended December 31, 2014, were $3,051,068 and $144,676, respectively.

15

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Note 6. Federal Income Tax

As of December 31, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Capital and Other Losses	$(1,018)
Unrealized Depreciation	(390,828)
Total	$(391,846)

The difference between components of distributable earnings (accumulated loss) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, currency and passive foreign investment holdings.

For tax purposes, the current deferred late year ordinary loss was $1,018 (realized during the period November 1, 2014 through December 31, 2014). This loss will be recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2015.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended December 31, 2014. The following reclassifications were the result of book to tax differences resulting from net operating losses and the book to tax treatment of currency gain/loss and have no impact on the net assets of the Fund.

Undistributed Net Investment Income (Loss)	$10,713
Accumulated Net Realized Gain (Loss)	(6,252)
Paid-in-Capital	(4,461)

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Outlook Funds Trust and the Shareholders of 3D Printing and Technology Fund

We have audited the accompanying statement of assets and liabilities of the 3D Printing and Technology Fund, a series of shares of beneficial interest in the Outlook Funds Trust, including the schedule of investments, as of December 31, 2014, and the related statements of operations, changes in net assets, and the financial highlights for the period January 28, 2014 (commencement of operations) through December 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 3D Printing and Technology Fund as of December 31, 2014, and the results of its operations, changes in its net assets, and its financial highlights for the period January 28, 2014 through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 26, 2015

17

3D PRINTING AND TECHNOLOGY FUND
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2014

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 330-6225 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 330-6225 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014, through December 31, 2014.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	July 1, 2014	December 31, 2014	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$833.15	$5.78	1.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.90	$6.36	1.25%
Investor Shares
Actual	$1,000.00	$830.77	$6.92	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.64	$7.63	1.50%

*
Expenses are equal to the share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

18

3D PRINTING AND TECHNOLOGY FUND
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2014

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 330-6225.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Alan M. Meckler1 Born: 1945	Chairman of the Board; Trustee	Since 2014	Chairman & CEO MecklerMedia, since 2015; President, 3D Printing Fund Advisers, LLC, since 2013; Publisher and Chief Executive Officer, Mediabistro Inc., 1999-2014.	1	None
John M. Meckler Born: 1980	Trustee	Since 2014	Business Development at MecklerMedia, since 2015; Vice President, 3D Printing Fund Advisers, LLC, since 2013; Business Development, Mediabistro Inc., 2010-2014.	1	None
Independent Trustees
Stephen W. Leonhardt Born: 1959	Trustee; Chairman Audit Committee	Since 2014	Vice President and Head of Fund Administration, Charles Schwab Funds, 2009-2013; Vice President and Treasurer of Wells Fargo Funds, 2007-2009.	1	None
Mark D. Moyer Born: 1959	Trustee	Since 2014	Chief Financial Officer, Institute of International Education, 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc., 2005-2008; Adjunct Professor of Accounting, Fairfield University, since 2009-2012.	1	Trustee, Forum ETF Trust; Trustee, Forum Funds II
Lawrence E. Phillips Born: 1966	Trustee	Since 2014	Managing Director, Mooreland Partners, since 2004.	1	None
Officers
Alan M. Meckler Born: 1945	President; Principal Executive Officer	Since 2014	Chairman & CEO MecklerMedia, since 2015; President, 3D Printing Fund Advisers, LLC, since 2013; Publisher and Chief Executive Officer, Mediabistro Inc., 1999-2014.	N/A	N/A
Karen Shaw Born: 1972	Treasurer, Principal Financial Officer	Since 2014	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President and Secretary	Since 2014	Associate Counsel, Atlantic since 2014; Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
1Mr. Alan M. Meckler is the father of Mr. John M. Meckler.

19

3D Printing and Technology Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 330-6225 (toll free)

INVESTMENT ADVISER
3D Printing Fund Advisers, LLC
475 Park Avenue South, 4th Floor
New York, NY 10016

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

255-ANR-1214

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Outlook Funds Trust (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(b)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(c)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(d)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has delegated Mr. Stephen W. Leonhardt as an “audit committee financial expert” as that term is defined under applicable regulatory guidelines. Mr. Leonhardt is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2013 and $12,320 in 2014.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2013 and $0 in 2014.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2013 and $3,000 in 2014. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2013 and $0 in 2014. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Outlook Funds Trust

By	/s/ Alan M. Meckler
Alan M. Meckler, Principal Executive Officer

Date	2/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Alan M. Meckler
Alan M. Meckler, Principal Executive Officer

Date	2/20/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	2/20/15